POST-EMPLOYMENT BENEFIT - Actuarial and Economic Hypotheses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Table of active and inactive mortality	AT-2000 (segregated by gender), smoothed between 10% and 25% and BR-EMSsb-v. 2015 M&F	AT-2000 (segregated by gender), smoothed between 10% and 25% and BR-EMSsb-v.2015 M&F
Table of mortality of disabled persons	RP-2000 (female); PUB 2010 MI gender -segregated; RRB-1983, gender-segregated; AT-49 Male; MI-2006 (Segregated); RP-2000 (Segregated); MI-85, gender -segregated; AT-83 IAM M.	RP-2000 (female), RP-2000 Disabled (gender segregated), RRB-1983, gender segregated, AT-49 MaleRRB-1983, gender segregatedWinklevoss, 20% reducedMI-85, gender segregated, and AT-83 IAM MMI-85, gender segregated.
Table of disability	Álvaro Vindas, softened by 50%; Light Weak; Grupo Americana; TASA 1927, aggravated by 20%; Light Medium.	Álvaro Vindas, Álvaro Vindas, softened by 50%, Light Weak, Grupo Americana and TASA 1927, aggravated by 20%.
Table of active and inactive mortality | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	10.00%	10.00%
Table of active and inactive mortality | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	25.00%	25.00%
Table of mortality of disabled persons
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Relieved percentage		20.00%
Table of disability
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	50.00%	50.00%
Aggravated percentage	20.00%	20.00%
Pension benefit plans
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Average annual inflation rate	3.50%	4.00%
Expected return on plan assets	3.50%	4.00%
Pension benefit plans | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	5.49%	5.22%
Projection of average wage increase	0.00%	1.00%
Pension benefit plans | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	8.10%	6.62%
Projection of average wage increase	0.98%	2.01%
Social security defined benefit plans | Plan assets
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Current return on plan assets	R$ (251,420)	R$ 4,368,261